Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Equity [Abstract]
Schedule of Share Capital	As of December 31, 2023 and 2022, the Company’s share capital is composed as follows:
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2022
Ordinary shares of no-par value	150,000,000	59,681,632	75,000,000	32,628,044